Revenue - Schedule of Revenue Disaggregation (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	$ 2,034,261	$ 2,368,085	$ 2,440,818
Sales of vehicles
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	1,975,864	2,313,124	2,386,685
Vehicle leasing revenue
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	17,175	17,421	16,719
Sales of software and performance engineered kits
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	15,344	18,994	21,308
Other revenue
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	14,960	17,094	5,122
Sales of carbon credits
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	$ 10,918	$ 1,452	$ 10,984